Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net Total Sales	$ 11,523	$ 18,952	$ 25,370
Net Total Sales, percent	100.00%	100.00%	100.00%
UNITED STATES
Net Total Sales	$ 4,807	$ 10,356	$ 14,062
Net Total Sales, percent	42.00%	55.00%	55.00%
GERMANY
Net Total Sales	$ 3,621	$ 2,797	$ 4,568
Net Total Sales, percent	31.00%	15.00%	18.00%
PRC
Net Total Sales	$ 2,054	$ 1,590	$ 2,737
Net Total Sales, percent	18.00%	8.00%	11.00%
Netherlands
Net Total Sales	$ 87	$ 2,299	$ 1,901
Net Total Sales, percent	1.00%	12.00%	8.00%
Total
Net Total Sales	$ 10,569	$ 17,042	$ 23,268
Net Total Sales, percent	92.00%	90.00%	92.00%